UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 04/30/10

Item 1. Schedule of Investments.

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (94.5%)
	Aerospace & Defense (8.9%)
402,480	AAR Corp. (a)	$9,812,462
771,600	AerCap Holdings N.V. (Netherlands) (a)	10,648,080
31,375	HEICO Corp. (Class A)	1,052,318
134,400	Moog, Inc. (Class A) (a)	4,995,648
225,300	Spirit Aerosystems Holdings, Inc. (Class A) (a)	4,997,154

		31,505,662

	Air Freight & Logistics (2.4%)
152,400	Forward Air Corp.	4,270,248
270,600	UTI Worldwide, Inc. (British Virgin Islands)	4,289,010

		8,559,258

	Beverages (0.9%)
382,800	Cott Corp. (Canada) (a)	3,204,036

	Chemicals (3.0%)
112,700	A Schulman, Inc.	2,931,327
412,710	Zep, Inc.	7,610,372

		10,541,699

	Commercial Banks (1.5%)
82,400	BancorpSouth, Inc.	1,824,336
143,174	MB Financial, Inc.	3,507,763

		5,332,099

	Commercial Services & Supplies (3.1%)
389,876	ACCO Brands Corp. (a)	3,559,568
153,100	Brink’s Co. (The)	4,077,053
151,700	Deluxe Corp.	3,181,149

		10,817,770

	Communications Equipment (2.8%)
179,200	ADTRAN, Inc.	4,797,184
272,700	Tekelec (a)	4,944,051

		9,741,235

	Construction & Engineering (1.4%)
80,400	Aecom Technology Corp. (a)	2,417,628
142,993	Orion Marine Group, Inc. (a)	2,711,147

		5,128,775

	Containers & Packaging (3.2%)
136,000	Pactiv Corp. (a)	3,455,760
84,242	Rock-Tenn Co. (Class A)	4,346,887
57,531	Silgan Holdings, Inc.	3,470,845

		11,273,492

	Electric Utilities (1.1%)
107,800	Allete, Inc.	3,931,466

	Electrical Equipment (2.2%)
97,600	Belden, Inc.	2,680,096
280,900	Polypore International, Inc. (a)	4,974,739

		7,654,835

	Electronic Equipment, Instruments & Components (4.7%)
340,000	Checkpoint Systems, Inc. (a)	7,680,600
315,400	Methode Electronics, Inc.	3,500,940
152,642	Rogers Corp. (a)	5,108,928
17,200	ScanSource, Inc. (a)	479,192

		16,769,660

	Energy Equipment & Services (2.3%)
120,372	Exterran Holdings, Inc. (a)	3,508,844
166,070	Superior Energy Services, Inc. (a)	4,493,854

		8,002,698

	Food Products (2.0%)
194,600	Corn Products International, Inc.	7,005,600

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Gas Utilities (0.9%)
109,800	UGI Corp.	$3,018,402

	Health Care Equipment & Supplies (1.3%)
74,400	Hill-Rom Holdings, Inc.	2,359,224
66,828	ICU Medical, Inc. (a)	2,379,745

		4,738,969

	Health Care Providers & Services (5.4%)
547,300	Healthsouth Corp. (a)	11,197,758
407,800	PharMerica Corp. (a)	7,870,540

		19,068,298

	Hotels, Restaurants & Leisure (2.3%)
231,300	AFC Enterprises, Inc. (a)	2,523,483
965,399	Denny’s Corp. (a)	3,214,779
158,800	Texas Roadhouse, Inc. (a)	2,347,064

		8,085,326

	Household Products (1.4%)
276,100	Central Garden and Pet Co. (a)	3,100,603
182,950	Central Garden and Pet Co. (Class A) (a)	1,889,873

		4,990,476

	Information Technology Services (8.0%)
391,700	Acxiom Corp. (a)	7,473,636
125,700	Broadridge Financial Solutions, Inc.	2,992,917
166,100	Gartner, Inc. (a)	3,999,688
193,795	MAXIMUS, Inc.	11,997,848
305,900	Ness Technologies, Inc. (a)	1,979,173

		28,443,262

	Insurance (12.2%)
251,100	Amtrust Financial Services, Inc.	3,422,493
166,100	Argo Group International Holdings, Ltd. (Bermuda)	5,479,639
1,105,800	Conseco, Inc. (a)	6,524,220
276,900	Employers Holdings, Inc.	4,563,312
255,200	Max Capital Group Ltd. (Bermuda)	5,690,960
171,500	Platinum Underwriters Holdings Ltd. (Bermuda)	6,381,515
132,586	ProAssurance Corp. (a)	8,081,117
59,000	Reinsurance Group of America, Inc.	3,046,170

		43,189,426

	Leisure Equipment & Products (1.2%)
71,300	Polaris Industries, Inc.	4,218,821

	Life Sciences Tools & Services (2.9%)
45,740	Bio-Rad Laboratories, Inc. (Class A) (a)	5,108,701
173,400	ICON PLC (ADR) (Ireland) (a)	5,058,078

		10,166,779

	Machinery (1.6%)
147,800	John Bean Technologies Corp.	2,715,086
64,000	Snap-On, Inc.	3,083,520

		5,798,606

	Media (2.2%)
165,400	Arbitron, Inc.	5,095,974
235,400	Dolan Media Co. (a)	2,798,906

		7,894,880

	Metals & Mining (1.0%)
117,300	AMCOL International Corp.	3,371,202

	Multi-Utilities (1.1%)
173,400	Avista Corp.	3,750,642

	Office Electronics (1.1%)
139,790	Zebra Technologies Corp. (Class A) (a)	4,060,899

	Personal Products (0.1%)
8,800	NBTY, Inc. (a)	357,984

Morgan Stanley Special Value Fund*
Portfolio of Investments ▪ April 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Professional Services (1.9%)
142,800	Administaff, Inc.	$3,161,592
141,300	Stantec, Inc. (Canada) (a)	3,603,150

		6,764,742

	Real Estate Investment Trusts (REITs) (1.6%)
152,800	Potlatch Corp.	5,723,888

	Real Estate Management & Development (0.7%)
96,896	Forestar Group, Inc. (a)	2,184,036
33,200	Kennedy-Wilson Holdings, Inc. (a)	367,524

		2,551,560

	Semiconductors & Semiconductor Equipment (1.3%)
284,100	Microsemi Corp. (a)	4,704,696

	Software (0.3%)
45,400	Informatica Corp. (a)	1,135,454

	Specialty Retail (0.9%)
200,750	Stage Stores, Inc.	3,061,438

	Textiles, Apparel & Luxury Goods (1.2%)
181,735	Maidenform Brands, Inc. (a)	4,147,193

	Thrifts & Mortgage Finance (2.2%)
169,600	First Niagara Financial Group, Inc.	2,357,440
207,047	Northwest Bancshares, Inc.	2,586,017
274,552	Provident New York Bancorp	2,819,649

		7,763,106

	Wireless Telecommunication Services (2.2%)
388,786	Syniverse Holdings, Inc. (a)	7,806,823

	Total Common Stocks (Cost $239,861,815)	334,281,157

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE

	Convertible Bond (1.0%)
	Enterprise Software/Service
$3,827	Epicor Software Corp. (Cost $3,487,946)	2.375%	05/15/27	3,535,191

NUMBER OF
SHARES (000)

	Short-Term Investment (4.7%)
	Investment Company (b)
16,634	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $16,634,343)		16,634,343

	Total Investments (Cost $259,984,104) (c)	100.2%	354,450,691
	Liabilities in Excess of Other Assets	(0.2)	(652,408)

	Net Assets	100.0%	$353,798,283

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Special Value Fund*
Notes to Portfolio of Investments ▪ April 30, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$31,505,662	$31,505,662	—	—
Air Freight & Logistics	8,559,258	8,559,258	—	—
Beverages	3,204,036	3,204,036	—	—
Chemicals	10,541,699	10,541,699	—	—
Commercial Banks	5,332,099	5,332,099	—	—
Commercial Services & Supplies	10,817,770	10,817,770	—	—
Communications Equipment	9,741,235	9,741,235	—	—
Construction & Engineering	5,128,775	5,128,775	—	—
Containers & Packaging	11,273,492	11,273,492	—	—
Electric Utilities	3,931,466	3,931,466	—	—
Electrical Equipment	7,654,835	7,654,835	—	—
Electronic Equipment, Instruments & Components	16,769,660	16,769,660	—	—
Energy Equipment & Services	8,002,698	8,002,698	—	—
Food Products	7,005,600	7,005,600	—	—
Gas Utilities	3,018,402	3,018,402	—	—
Health Care Equipment & Supplies	4,738,969	4,738,969	—	—
Health Care Providers & Services	19,068,298	19,068,298	—	—
Hotels, Restaurants & Leisure	8,085,326	8,085,326	—	—
Household Products	4,990,476	4,990,476	—	—
Information Technology Services	28,443,262	28,443,262	—	—
Insurance	43,189,426	43,189,426	—	—
Leisure Equipment & Products	4,218,821	4,218,821	—	—

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Life Sciences Tools & Services	10,166,779	10,166,779	—	—
Machinery	5,798,606	5,798,606	—	—
Media	7,894,880	7,894,880	—	—
Metals & Mining	3,371,202	3,371,202	—	—
Multi-Utilities	3,750,642	3,750,642	—	—
Office Electronics	4,060,899	4,060,899	—	—
Personal Products	357,984	357,984	—	—
Professional Services	6,764,742	6,764,742	—	—
Real Estate Investment Trusts (REITs)	5,723,888	5,723,888	—	—
Real Estate Management & Development	2,551,560	2,551,560	—	—
Semiconductors & Semiconductor Equipment	4,704,696	4,704,696	—	—
Software	1,135,454	1,135,454	—	—
Specialty Retail	3,061,438	3,061,438	—	—
Textiles, Apparel & Luxury Goods	4,147,193	4,147,193	—	—
Thrifts & Mortgage Finance	7,763,106	7,763,106	—	—
Wireless Telecommunication Services	7,806,823	7,806,823	—	—

Total Common Stocks	334,281,157	334,281,157	—	—

Convertible Bond	3,535,191	—	$3,535,191	—
Short-Term Investment
Investment Company	16,634,343	16,634,343	—	—

Total	$354,450,691	$350,915,500	$3,535,191	—

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*   On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund. In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees/Directors ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Item 2. Controls and Procedures.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	June 29, 2010